Loss per share (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($)
Loss per share
Net loss for the year | $	$ 20,192,250	$ 20,192,250	$ 20,762,989
Weighted average number of common shares		11,098,719	10,039,565
Basic and diluted loss per share | $ / shares		$ 1.82	$ 2.07
Share options		1,109,943	624,478
Warrants		2,779,898	2,257,171
Exercisable	376,765	376,765	2,505,302	3,156,663